Income Tax Expenses - Schedule of Income Tax Expense (Parentheticals) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Expense [Abstract]
Statutory rate	17.00%	17.00%